Capital	12 Months Ended
Dec. 31, 2022
Capital
Capital

C10     Capital

C10.1  Group objectives, policies and processes for managing capital

(a)     Capital measure

The Group manages its Group GWS capital resources as its measure of capital. At 31 December 2022, estimated Group shareholder GWS capital resources is $23.2 billion (31 December 2021: $25.5 billion). The impacts of regulatory updates, estimated as at 31 December 2021, and $1.7 billion debt redemption in January 2022 are included within the 31 December 2021 capital resources.

(b)    External capital requirements

Prudential plc is subject to the Group-wide Supervision (GWS) Framework issued by the Hong Kong Insurance Authority (IA).

Prudential applies the Insurance (Group Capital) Rules set out in the GWS Framework to determine group regulatory capital requirements (both minimum and prescribed levels). The summation of local statutory capital requirements across the Group is used to determine group regulatory capital requirements, with no allowance for diversification between business operations. The GWS eligible group capital resources are determined by the summation of capital resources across local solvency regimes for regulated entities and IFRS shareholders’ equity, with adjustments where applicable, for non-regulated entities.

The recent trend to more risk-based capital regimes being adopted in many of the Group's markets is continuing and this impacts on the Group's GWS capital measure, which is underpinned by the local regulatory regimes of the Group's subsidiaries, joint ventures and associates. C-ROSS Phase II became effective in the Chinese Mainland in the first quarter of 2022 and, in April 2022, Prudential Hong Kong Limited received approval from the Hong Kong IA to early adopt the new risk-based capital regime (HK RBC) effective from 1 January 2022.

More details on Group capital are given in section I(i) in the Additional unaudited financial information section.

(c)   Meeting of capital management objectives

The GWS group capital adequacy requirements have been met since the GWS Framework became effective for Prudential upon designation. This includes maintaining total eligible group capital resources in excess of the Group Prescribed Capital Requirement (GPCR) of the supervised group and maintaining Tier 1 group capital resources in excess of the Group Minimum Capital Requirement (GMCR) of the supervised group.

The Group’s capital management framework focuses on achieving sustainable, profitable growth and maintaining a resilient balance sheet, with a disciplined approach to active capital allocation. As well as holding sufficient capital to meet

GWS requirements at Group level, the Group also closely manages the cash it holds within its central holding companies so that it can:

–	Fund new opportunities;
–	Maintain flexibility and absorb shock events;
–	Cover central costs; and
–	Fund dividends.

The Group monitors regulatory capital, economic capital and rating agency capital metrics and manages the business within its risk appetite by remaining within its economic and regulatory capital limits. Reserve adequacy testing under a range of scenarios and dynamic solvency testing is carried out, including under certain scenarios mandated by the local regulators.

The sensitivity of liabilities and other components of total capital vary depending upon the type of business concerned and this conditions the approach to asset/liability management.

C10.2  Local capital regulations

(a)     Insurance operations

For regulated insurance entities, the capital resources and required capital included in the GWS capital measure for Hong Kong IA Group regulatory purposes are based on the local solvency regime applicable in each jurisdiction. The local valuation basis for the assets, liabilities and capital requirements of significant insurance operations are:

CPL

A risk-based capital, risk management and governance framework, known as the China Risk Oriented Solvency System (C-ROSS), applies in the Chinese Mainland. Under C-ROSS, insurers are required to maintain a core solvency ratio (core capital over minimum capital) and a comprehensive solvency ratio (capital resources over minimum capital) of not lower than 50 per cent and 100 per cent, respectively.

The actual capital is the difference between the admitted assets and admitted liabilities with trading and AFS assets marked-to-market and other assets at book value. Policyholder liabilities are based on a gross premium valuation method using best estimate assumptions with a separate risk margin.

The final regulations of C-ROSS Phase II became effective in the first quarter of 2022. The main updates to the local regulation were to introduce explicit tiering and admissibility rules on negative reserves in the capital resources and further updates to the risk calibrations used in calculating capital requirements.

Hong Kong

In April 2022, Prudential Hong Kong Limited received approval from the Hong Kong IA to early adopt the new risk-based capital regime (HK RBC) effective from 1 January 2022. The HK RBC framework requires liabilities to be based on a gross premium valuation method using best estimate assumptions and capital requirements to be risk-based, resulting in the release of prudent regulatory margins previously included in liabilities and an increase in required capital.

Indonesia

Solvency capital is determined using a risk-based capital approach. The capital resources are based on assets that are marked-to-market, with policyholder liabilities based on a gross premium valuation method using best estimate assumptions with a suitable margin for prudence. Liabilities are zeroised at policy level (ie negative liabilities are not permitted at a policy level). For unit-linked policies, an unearned premium reserve is established.

Malaysia

A risk-based capital framework applies in Malaysia. The local regulator, Bank Negara Malaysia (BNM), has set a Supervisory Target Capital Level of 130 per cent, below which supervisory actions of increasing intensity will be taken. Each insurer is also required to set its own Individual Target Capital Level to reflect its own risk profile and this is expected to be higher than the Supervisory Target Capital Level.

The capital resources are based on assets that are marked-to-market, with policyholder liabilities based on a gross premium valuation method using best estimate assumptions with a suitable margin for prudence. Liabilities are zeroised at a fund level (ie negative liabilities are not permitted at fund level). The BNM has initiated a review of its RBC framework and a discussion paper on the design of the updated RBC framework was issued on 30 June 2021 with industry feedback provided by 30 September 2021. The BNM have yet to issue their final technical specifications and the exact timing of implementation of potential revisions remains uncertain as these would need to be subject to quantitative impact studies and parallel run prior to introduction.

Market liberalisation measures were introduced by BNM in April 2009, which increases the limit from 49 per cent to 70 per cent on foreign equity ownership for insurance companies and Takaful operators in Malaysia. A higher foreign equity limit beyond 70 per cent for insurance companies will be considered by BNM on a case by case basis, for example, for companies who support expansion of providing insurance coverage to the most vulnerable in Malaysian society.

Singapore

A risk-based capital framework applies in Singapore. The local regulator, Monetary Authority of Singapore (MAS), has the authority to direct insurance companies to satisfy additional capital adequacy requirements in addition to those set forth under the Singapore Insurance Act, if considered appropriate. The capital resources are based on assets that are marked-to-market, with policyholder liabilities based on a gross premium valuation method using best estimate assumptions with a suitable margin for prudence. The updated risk-based capital framework (RBC2) permits the recognition of a prudent allowance for negative reserves in the capital resources.

(b)   Asset management operations – regulatory and other surplus

Certain asset management subsidiaries of the Group are subject to local regulatory requirements. The movement in the year of the estimated surplus regulatory capital position (over the GPCR) of those subsidiaries, combined with the movement in the IFRS basis shareholders’ equity for unregulated asset management operations, is as follows:

	2022 $m	2021 $m
Balance at 1 Jan	522	453
Gains during the year	187	266
Movement in capital requirement	15	3
Capital injection	3	6
Distributions made to the parent company	(214)	(201)
Exchange and other movements	(47)	(5)
Balance at 31 Dec	466	522

C10.3  Transferability of capital resources

The amounts retained within the insurance companies are at levels that provide an appropriate level of capital strength in excess of the local regulatory minimum capital requirements. The businesses may, in general, remit dividends to parent entities, provided the statutory insurance fund meets the local regulatory solvency requirements and there are sufficient statutory accounting profits. For with-profits funds, the excess of assets over liabilities is retained within the funds, with distribution to shareholders tied to the shareholders’ share of declared bonuses.

Capital resources of the non-insurance business units are transferable after taking account an appropriate level of operating capital, based on local regulatory solvency requirements, where relevant.